6 - Note Receivable and Other related Party Transactions	12 Months Ended
Dec. 31, 2011
Loans and Leases Receivable, Lease Financing, Policy [Policy Text Block]
6 -	Note Receivable and Other related Party Transactions

On August 31, 2010, the Company amended a prior loan agreement with a stockholder, who is also an officer of the Company, to increase the amount to $9,000.  As of December 31, 2011 and 2010, the outstanding balance is $6,055 and $9,000, respectively, and is classified as notes receivable - related party- net.

In 2011, the Company paid $67,300, in consulting fees and interest expense on loans, to a consulting firm owned by the Company’s CEO and President and in addition, the Company issued 200,004 shares of common stock valued at $35,000 to that consulting firm owned by the CEO and President for services provided.  The Company also paid $165,240 in consulting fees to a consulting firm owned by the Company’s Chief Financial Officer

In 2010, the Company paid $8,500 in consultant fees to a consulting firm owned by the Company’s CEO and an additional $8,500 in consulting fees to a consulting firm owned by the Company's Chief Financial Officer